Quarterly Holdings Report
for
Fidelity® Small-Mid Cap Opportunities ETF
October 31, 2021
SOE-NPRT1-1221
1.9900258.100

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.9%
	Shares	Value
COMMUNICATION SERVICES – 2.1%
Interactive Media & Services – 0.6%
j2 Global, Inc. (a)	1,305	$ 167,393
Media – 1.5%
Nexstar Media Group, Inc. Class A	1,294	194,009
Omnicom Group, Inc.	1,221	83,126
TechTarget, Inc. (a)	678	63,942
The Interpublic Group of Cos., Inc.	2,472	90,401
		431,478
TOTAL COMMUNICATION SERVICES		598,871
CONSUMER DISCRETIONARY – 13.5%
Auto Components – 0.5%
Adient PLC (a)	2,662	110,793
Patrick Industries, Inc.	663	51,654
		162,447
Diversified Consumer Services – 0.2%
Adtalem Global Education, Inc. (a)	1,483	54,767
Hotels, Restaurants & Leisure – 3.5%
Brinker International, Inc. (a)	1,322	55,471
Caesars Entertainment, Inc. (a)	3,054	334,291
Churchill Downs, Inc.	1,087	250,010
Hilton Grand Vacations, Inc. (a)	2,523	126,856
Wyndham Hotels & Resorts, Inc.	2,819	238,121
		1,004,749
Household Durables – 2.1%
Helen of Troy Ltd. (a)	760	170,962
Mohawk Industries, Inc. (a)	1,866	330,674
Tempur Sealy International, Inc.	2,407	107,039
		608,675
Multiline Retail – 0.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	38	2,571
Specialty Retail – 3.8%
Academy Sports & Outdoors, Inc. (a)	845	36,149
American Eagle Outfitters, Inc.	221	5,246
AutoZone, Inc. (a)	144	257,017
Best Buy Co., Inc.	1,171	143,143
Dick's Sporting Goods, Inc.	1,784	221,591
Rent-A-Center, Inc.	1,393	74,191
Williams-Sonoma, Inc.	1,905	353,816
		1,091,153
Textiles, Apparel & Luxury Goods – 3.4%
Capri Holdings Ltd. (a)	1,650	87,846
Crocs, Inc. (a)	1,943	313,698
Deckers Outdoor Corp. (a)	658	260,114
Tapestry, Inc.	8,288	323,066
		984,724
TOTAL CONSUMER DISCRETIONARY		3,909,086

	Shares	Value
CONSUMER STAPLES – 3.9%
Beverages – 0.3%
Primo Water Corp.	4,550	$ 72,345
Food & Staples Retailing – 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	3,823	223,416
US Foods Holding Corp. (a)	6,430	222,928
		446,344
Food Products – 2.1%
Darling Ingredients, Inc. (a)	4,689	396,315
Nomad Foods Ltd. (a)	5,965	162,427
Seaboard Corp.	12	46,200
		604,942
Personal Products – 0.0%
Herbalife Nutrition Ltd. (a)	62	2,877
TOTAL CONSUMER STAPLES		1,126,508
ENERGY – 3.8%
Oil, Gas & Consumable Fuels – 3.8%
Antero Resources Corp. (a)	7,791	154,807
Brigham Minerals, Inc. Class A	851	19,726
Cheniere Energy, Inc. (a)	2,552	263,877
Denbury, Inc. (a)	1,458	123,434
EQT Corp. (a)	4,064	80,914
Hess Corp.	2,632	217,324
HollyFrontier Corp.	1,030	34,814
Marathon Petroleum Corp.	1,474	97,181
Murphy Oil Corp.	4,149	115,467
TOTAL ENERGY		1,107,544
FINANCIALS – 16.1%
Banks – 7.9%
BOK Financial Corp.	897	90,750
Comerica, Inc.	4,172	354,995
Cullen/Frost Bankers, Inc.	1,643	212,769
First Citizens BancShares, Inc. Class A	192	156,269
First Hawaiian, Inc.	3,905	107,739
M&T Bank Corp.	543	79,886
Signature Bank	1,495	445,241
Sterling Bancorp	5,749	146,312
Synovus Financial Corp.	4,117	191,811
Trico Bancshares	659	28,884
Western Alliance Bancorp	2,869	333,062
Wintrust Financial Corp.	1,552	137,352
		2,285,070
Capital Markets – 0.4%
LPL Financial Holdings, Inc.	703	115,306
Consumer Finance – 2.4%
Discover Financial Services	2,471	280,014
Encore Capital Group, Inc. (a)	966	52,183
Santander Consumer USA Holdings, Inc.	2,336	97,411
Synchrony Financial	5,565	258,494

Quarterly Report	2

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Consumer Finance – continued
		688,102
Diversified Financial Services – 0.3%
Cannae Holdings, Inc. (a)	2,425	$ 82,693
Insurance – 5.1%
Arch Capital Group Ltd. (a)	4,063	169,915
Assurant, Inc.	1,448	233,577
Enstar Group Ltd. (a)	361	83,311
First American Financial Corp.	3,155	230,757
Lincoln National Corp.	3,384	244,155
Old Republic International Corp.	8,689	224,437
Primerica, Inc.	1,154	194,149
Reinsurance Group of America, Inc.	965	113,947
		1,494,248
TOTAL FINANCIALS		4,665,419
HEALTH CARE – 12.4%
Biotechnology – 2.0%
4D Molecular Therapeutics, Inc. (a)	284	6,825
Agios Pharmaceuticals, Inc. (a)	217	10,199
Allakos, Inc. (a)	301	30,275
Allovir, Inc. (a)	288	6,915
ALX Oncology Holdings, Inc. (a)	242	13,562
Annexon, Inc. (a)	412	6,720
Arcutis Biotherapeutics, Inc. (a)	125	2,647
Argenx SE ADR (a)	240	72,470
Avid Bioservices, Inc. (a)	931	28,563
Celldex Therapeutics, Inc. (a)	447	19,015
Crinetics Pharmaceuticals, Inc. (a)	89	2,219
Cytokinetics, Inc. (a)	771	26,916
Emergent BioSolutions, Inc. (a)	408	19,449
Exelixis, Inc. (a)	2,588	55,668
Forma Therapeutics Holdings, Inc. (a)	220	4,083
Global Blood Therapeutics, Inc. (a)	727	26,550
Horizon Therapeutics PLC (a)	251	30,097
Keros Therapeutics, Inc. (a)	154	6,425
Kura Oncology, Inc. (a)	542	8,900
Kymera Therapeutics, Inc. (a)	283	16,663
Mirati Therapeutics, Inc. (a)	49	9,262
Natera, Inc. (a)	425	48,692
Prelude Therapeutics, Inc. (a)	339	5,960
Protagonist Therapeutics, Inc. (a)	505	15,736
Relay Therapeutics, Inc. (a)	200	6,650
REVOLUTION Medicines, Inc. (a)	105	3,090
TG Therapeutics, Inc. (a)	922	28,785
United Therapeutics Corp. (a)	249	47,499
Vaxcyte, Inc. (a)	24	562
Vericel Corp. (a)	426	19,604
		580,001
Health Care Equipment & Supplies – 2.2%
Axonics, Inc. (a)	1,192	87,433

	Shares	Value

Envista Holdings Corp. (a)	3,282	$ 128,326
Hologic, Inc. (a)	2,263	165,901
Integer Holdings Corp. (a)	941	84,709
Masimo Corp. (a)	623	176,645
		643,014
Health Care Providers & Services – 3.7%
Acadia Healthcare Co., Inc. (a)	2,560	158,720
Laboratory Corp. of America Holdings (a)	829	237,940
Molina Healthcare, Inc. (a)	1,358	401,588
Premier, Inc. Class A	1,780	69,331
R1 RCM, Inc. (a)	3,070	66,619
Universal Health Services, Inc. Class B	1,214	150,657
		1,084,855
Health Care Technology – 0.0%
Phreesia, Inc. (a)	30	2,116
Life Sciences Tools & Services – 3.5%
10X Genomics, Inc. Class A (a)	413	66,605
Bio-Rad Laboratories, Inc. Class A (a)	230	182,776
Bruker Corp.	658	52,837
Charles River Laboratories International, Inc. (a)	1,101	493,997
Maravai LifeSciences Holdings, Inc. Class A (a)	692	29,265
Syneos Health, Inc. (a)	1,883	175,759
		1,001,239
Pharmaceuticals – 1.0%
Arvinas, Inc. (a)	516	44,675
Jazz Pharmaceuticals PLC (a)	1,547	205,813
Ocular Therapeutix, Inc. (a)	1,330	8,831
Prestige Consumer Healthcare, Inc. (a)	271	16,257
Royalty Pharma PLC Class A	6	237
Viatris, Inc.	690	9,212
		285,025
TOTAL HEALTH CARE		3,596,250
INDUSTRIALS – 16.8%
Aerospace & Defense – 0.3%
Curtiss-Wright Corp.	694	88,610
Building Products – 2.3%
Builders FirstSource, Inc. (a)	6,358	370,481
Fortune Brands Home & Security, Inc.	34	3,448
JELD-WEN Holding, Inc. (a)	1,845	50,571
Owens Corning	1,123	104,899
The AZEK Co., Inc. (a)	3,825	140,339
		669,738
Commercial Services & Supplies – 0.5%
Cimpress PLC (a)	541	48,322
The Brink's Co.	1,521	104,767
		153,089
Construction & Engineering – 0.7%
AECOM (a)	2,083	142,415
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Construction & Engineering – continued
EMCOR Group, Inc.	43	$5,224
Granite Construction, Inc.	1,371	50,891
		198,530
Electrical Equipment – 3.2%
Acuity Brands, Inc.	995	204,403
AMETEK, Inc.	1,406	186,154
Atkore, Inc. (a)	723	68,345
Generac Holdings, Inc. (a)	301	150,067
Regal Rexnord Corp.	1,183	180,206
Sensata Technologies Holding PLC (a)	2,295	126,455
		915,630
Machinery – 3.4%
Allison Transmission Holdings, Inc.	3,017	100,647
Crane Co.	1,462	150,995
Donaldson Co., Inc.	10	600
ITT, Inc.	2,523	237,339
Kornit Digital Ltd. (a)	1,868	312,479
Oshkosh Corp.	1,117	119,519
SPX Corp. (a)	1,288	74,820
		996,399
Marine – 0.3%
Kirby Corp. (a)	1,768	92,661
Professional Services – 3.6%
Alight, Inc. (a)	11,031	120,017
ASGN, Inc. (a)	1,488	178,054
CACI International, Inc. Class A (a)	256	73,636
Insperity, Inc.	1,023	127,875
KBR, Inc.	1,753	74,397
Kforce, Inc.	911	58,996
ManpowerGroup, Inc.	1,818	175,710
Nielsen Holdings PLC	10,823	219,166
		1,027,851
Road & Rail – 1.9%
Knight-Swift Transportation Holdings, Inc.	3,685	208,903
TFI International, Inc.	3,175	351,885
		560,788
Trading Companies & Distributors – 0.6%
Beacon Roofing Supply, Inc. (a)	1,602	84,698
Rush Enterprises, Inc. Class A	1,390	72,391
Univar Solutions, Inc. (a)	13	333
		157,422
TOTAL INDUSTRIALS		4,860,718
INFORMATION TECHNOLOGY – 16.5%
Electronic Equipment, Instruments & Components – 3.2%
Arrow Electronics, Inc. (a)	2,334	270,161
Fabrinet (a)	1,003	96,288
Flex Ltd. (a)	3,098	52,356
Insight Enterprises, Inc. (a)	1,017	96,310

	Shares	Value

SYNNEX Corp.	1,247	$ 130,935
TTM Technologies, Inc. (a)	3,063	40,554
Zebra Technologies Corp. Class A (a)	457	244,015
		930,619
IT Services – 4.3%
Amdocs Ltd.	1,740	135,442
Concentrix Corp.	1,223	217,303
Cyxtera Technologies, Inc. (a)	6,664	66,240
EPAM Systems, Inc. (a)	456	306,997
ExlService Holdings, Inc. (a)	964	118,215
Genpact Ltd.	3,247	160,240
The Western Union Co.	5,477	99,791
Unisys Corp. (a)	1,762	45,054
Verra Mobility Corp. (a)	3,995	59,446
WNS Holdings Ltd. ADR (a)	615	54,618
		1,263,346
Semiconductors & Semiconductor Equipment – 2.0%
Cirrus Logic, Inc. (a)	469	37,900
CMC Materials, Inc.	816	104,750
Entegris, Inc.	1,710	240,734
Semtech Corp. (a)	1,924	163,598
SiTime Corp. (a)	131	34,700
		581,682
Software – 6.2%
ANSYS, Inc. (a)	469	178,023
Consensus Cloud Solutions, Inc. (a)	1	63
CyberArk Software Ltd. (a)	1,324	238,466
Dynatrace, Inc. (a)	1,393	104,475
Elastic N.V. (a)	551	95,604
Lightspeed Commerce, Inc. (a)	2,002	195,575
Monday.com Ltd. (a)	5	1,859
Paycom Software, Inc. (a)	336	184,078
Rapid7, Inc. (a)	1,581	203,554
Sprout Social, Inc. Class A (a)	849	108,400
Telos Corp. (a)	5,257	136,209
Tenable Holdings, Inc. (a)	2,034	108,311
Workiva, Inc. (a)	1,202	179,759
Xperi Holding Corp.	3,082	55,229
		1,789,605
Technology Hardware, Storage & Peripherals – 0.8%
Seagate Technology Holdings PLC	2,578	229,622
TOTAL INFORMATION TECHNOLOGY		4,794,874
MATERIALS – 6.5%
Chemicals – 3.5%
Element Solutions, Inc.	6,348	144,163
Huntsman Corp.	4,054	132,079
Olin Corp.	4,258	242,621
The Chemours Co.	4,546	127,379
The Mosaic Co.	3,358	139,592
Tronox Holdings PLC Class A	2,598	60,585
Valvoline, Inc.	5,457	185,320

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Chemicals – continued
		1,031,739
Construction Materials – 1.1%
Eagle Materials, Inc.	1,245	$184,708
Summit Materials, Inc. Class A (a)	3,472	123,777
		308,485
Containers & Packaging – 1.5%
Avery Dennison Corp.	895	194,859
O-I Glass, Inc. (a)	4,352	56,794
Westrock Co.	3,800	182,780
		434,433
Metals & Mining – 0.4%
Commercial Metals Co.	3,484	112,115
TOTAL MATERIALS		1,886,772
REAL ESTATE – 4.9%
Equity Real Estate Investment Trusts (REITs) – 3.2%
Corporate Office Properties Trust	3,146	85,320
CubeSmart	5,971	328,465
Douglas Emmett, Inc.	4,717	154,152
Equity Lifestyle Properties, Inc.	1,438	121,525
Lexington Realty Trust	7,318	106,623
RLJ Lodging Trust	95	1,370
Terreno Realty Corp.	1,941	141,945
		939,400
Real Estate Management & Development – 1.7%
Cushman & Wakefield PLC (a)	1,962	36,081
Jones Lang LaSalle, Inc. (a)	1,555	401,548
Realogy Holdings Corp. (a)	3,404	58,957
		496,586
TOTAL REAL ESTATE		1,435,986

	Shares	Value
UTILITIES – 2.4%
Electric Utilities – 1.1%
Alliant Energy Corp.	2,406	$ 136,108
Edison International	1,586	99,807
PG&E Corp. (a)	7,384	85,654
		321,569
Gas Utilities – 0.2%
Brookfield Infrastructure Corp.	898	54,455
Independent Power and Renewable Electricity Producers – 0.7%
The AES Corp.	8,131	204,332
Multi-Utilities – 0.4%
CenterPoint Energy, Inc.	4,617	120,226
TOTAL UTILITIES		700,582
TOTAL COMMON STOCKS (Cost $25,526,976)		28,682,610
Money Market Fund – 1.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $336,616)	336,616	336,616
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $25,863,592)		29,019,226
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(35,027)
NET ASSETS – 100.0%		$28,984,199

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise,
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
7	Quarterly Report

Quarterly Report	8